Goodwill (Tables)	12 Months Ended
Dec. 31, 2022
Goodwill
2022	Wealth Management	Investment Bank	Swiss Bank	Asset Management	Credit Suisse Group	[1]
Gross amount of goodwill (CHF million)
Balance at beginning of period	1,323	5,502	487	1,107	8,431
Foreign currency translation impact	4	0	1	4	9
Other	(23)	23	0	0	0
Balance at end of period	1,304	5,525	488	1,111	8,440
Accumulated impairment (CHF million)
Balance at beginning of period	0	5,502	0	0	5,514
Impairment losses	0	23	0	0	23
Balance at end of period	0	5,525	0	0	5,537
Net book value (CHF million)
Net book value	1,304	0	488	1,111	2,903
2021
Gross amount of goodwill (CHF million)
Balance at beginning of period	1,299	5,459	479	1,068	8,317
Foreign currency translation impact	27	43	8	39	117
Other	(3)	0	0	0	(3)
Balance at end of period	1,323	5,502	487	1,107	8,431
Accumulated impairment (CHF million)
Balance at beginning of period	0	3,879	0	0	3,891
Impairment losses	0	1,623	0	0	1,623
Balance at end of period	0	5,502	0	0	5,514
Net book value (CHF million)
Net book value	1,323	0	487	1,107	2,917
1
Gross amount of goodwill and accumulated impairment included CHF 12 million related to legacy business transferred to the former Strategic Resolution Unit in 4Q15 and fully written off at the time of transfer, in addition to the divisions disclosed.

Bank
Goodwill
2022	Wealth Management	Investment Bank	Swiss Bank	Asset Management	Bank	[1]
Gross amount of goodwill (CHF million)
Balance at beginning of period	1,300	4,855	480	1,101	7,748
Foreign currency translation impact	4	0	1	5	10
Other	(23)	23	0	0	0
Balance at end of period	1,281	4,878	481	1,106	7,758
Accumulated impairment (CHF million)
Balance at beginning of period	0	4,855	0	0	4,867
Impairment losses	0	23	0	0	23
Balance at end of period	0	4,878	0	0	4,890
Net book value (CHF million)
Net book value	1,281	0	481	1,106	2,868
2021
Gross amount of goodwill (CHF million)
Balance at beginning of period	1,275	4,825	472	1,062	7,646
Foreign currency translation impact	28	30	8	39	105
Other	(3)	0	0	0	(3)
Balance at end of period	1,300	4,855	480	1,101	7,748
Accumulated impairment (CHF million)
Balance at beginning of period	0	3,879	0	0	3,891
Impairment losses	0	976	0	0	976
Balance at end of period	0	4,855	0	0	4,867
Net book value (CHF million)
Net book value	1,300	0	480	1,101	2,881
1
Gross amount of goodwill and accumulated impairment included CHF 12 million related to legacy business transferred to the former Strategic Resolution Unit in 4Q15 and fully written off at the time of transfer, in addition to the divisions disclosed.